Risk Report - Risk and Capital Framework	12 Months Ended
Dec. 31, 2020
Risk and Capital Framework [Abstract]
Risk Management Principles [text block]
  –   Organizational structures must follow the Three Lines of Defense (“3LoD”) model with a clear definition of roles and responsibilities for all risk types.
  –   The 1st Line of Defense (“1st LoD”) refers to those roles in the Bank whose activities generate risks, whether financial or non-financial, and who own and are accountable for these risks. The 1st LoD manages these risks within the defined risk appetite, establishes an appropriate risk governance and risk culture, and adheres to the risk type frameworks defined by the 2nd Line of Defense (“2nd LoD”).
  –   The 2nd LoD refers to the roles in the Bank who define the risk management framework for a specific risk type. The 2nd LoD independently assesses and challenges the implementation of the risk type framework and adherence to the risk appetite, and acts as an advisor to the 1st LoD on how to identify, assess and manage risks.
  –   The 3rd Line of Defense (“3rd LoD”) is Group Audit, which is accountable for providing independent and objective assurance on the adequacy of the design, operating effectiveness and efficiency of the risk management system and systems of internal control.
  –   Every employee must act as a risk manager consistent with our risk appetite, risk management standards and values.
  –   The Management Board approved risk appetite must be cascaded and adhered to across all dimensions of the Group, with appropriate consequences in the event of a breach.
  –   Risks must be identified and assessed.
  –   Risks must be actively managed including via appropriate risk mitigation and effective internal control systems.
  –   Risks must be measured and reported using accurate, complete and timely data using approved models.
  –   Regular stress tests must be performed against adverse scenarios and appropriate crisis response planning must be established.

Risk Governance paragraph 1 [text block]

Risk governance

Our operations throughout the world are regulated and supervised by relevant authorities in each of the jurisdictions in which we conduct business. Such regulation focuses on licensing, capital adequacy, liquidity, risk concentration, conduct of business as well as organizational and reporting requirements. The European Central Bank (the “ECB”) in connection with the competent authorities of EU countries which joined the Single Supervisory Mechanism via the Joint Supervisory Team act in cooperation as our primary supervisors to monitor our compliance with the German Banking Act and other applicable laws and regulations.

Several layers of management provide cohesive risk governance:

  –   The Supervisory Board is informed regularly on our risk situation, risk management and risk controlling, including reputational risk related items as well as material litigation cases. It has formed various committees to handle specific topics (for a detailed description of these committees, please see the “Corporate Governance Report” under “Management Board and Supervisory Board”, “Standing Committees”).
  a. At the meetings of the Risk Committee, the Management Board reports on current and forward-looking risk exposures, portfolios, on risk appetite and strategy and on matters deemed relevant for the assessment and oversight of the risk situation of Deutsche Bank AG. It also reports on loans requiring a Supervisory Board resolution pursuant to law or the Articles of Association. The Risk Committee advises the Management Board on issues related to the overall risk appetite, aggregate risk position and the risk strategy and keeps the Supervisory Board informed of its activities.
  b. The Integrity Committee, among other responsibilities, advises and monitors the Management Board with regard to the management’s commitment to an economically sound, sustainable development of the company, monitors the Management Board’s measures that promote the company’s compliance with legal requirements, authorities’ regulations and the company’s own in-house policies, including risk policies. It also reviews the Bank’s Code of Conduct and Ethics, and, upon request, supports the Risk Committee in monitoring and analyzing the Bank’s legal and reputational risks.
  c. The Audit Committee, among other matters, monitors the effectiveness of the risk management system, particularly the internal control system and the internal audit system.
  –   The Management Board is responsible for managing Deutsche Bank Group in accordance with the law, the Articles of Association and its Terms of Reference with the objective of creating sustainable value in the interest of the company, thus taking into consideration the interests of the shareholders, employees and other company related stakeholders. The Management Board is responsible for establishing a proper business organization, encompassing appropriate and effective risk management, as well as compliance with legal requirements and internal guidelines. The Management Board established the Group Risk Committee (“GRC”) as the central forum for review and decision on material risk and capital-related topics. The GRC generally meets once a week. It has delegated some of its duties to individuals and sub-committees. The GRC and its sub-committees are described in more detail below.

Risk management governance structure of the Deutsche Bank Group

Risk Governance paragraph 2 [text block]

The following functional committees are central to the management of risk at Deutsche Bank:

  –   The Group Risk Committee (GRC) has various duties and dedicated authority, including approval of new or materially changed risk and capital models and review of the inventory of risks, high-level risk portfolios, risk exposure developments, and internal and regulatory Group-wide stress testing results. In addition, the GRC reviews and recommends items for Management Board approval, such as key risk management principles, the Group Risk Appetite Statement, the Group Recovery Plan and the Contingency Funding Plan, over-arching risk appetite parameters, and recovery and escalation indicators. The GRC also supports the Management Board during Group-wide risk and capital planning processes.
  a. The Non-Financial Risk Committee (NFRC) oversees, governs and coordinates the management of non-financial risks in Deutsche Bank Group and establishes a cross-risk and holistic perspective of the key non-financial risks of the Group, including conduct and financial crime risk. It is tasked to define the non-financial risk appetite tolerance framework, to monitor and control the effectiveness of the non-financial risk operating model (including interdependencies between business divisions and control functions), and to monitor the development of emerging non-financial risks relevant for the Group.
  b. The Group Reputational Risk Committee (GRRC) is responsible for the oversight, governance and coordination of reputational risk management and provides for a look-back and a lessons learnt process. It reviews and decides all reputational risk issues escalated by the Regional Reputational Risk Committees (RRRCs) and RRRC decisions which have been appealed by the business divisions, infrastructure functions or regional management. It provides guidance on Group-wide reputational risk matters, including communication of sensitive topics, to the appropriate levels of Deutsche Bank Group. The RRRCs which are sub-committees of the GRRC, are responsible for the oversight, governance and coordination of the management of reputational risk in the respective regions on behalf of the Management Board.
  c. The Enterprise Risk Committee (ERC) has been established with a mandate to focus on enterprise-wide risk trends, events and cross-risk portfolios, bringing together risk experts from various risk disciplines. As part of its mandate, the ERC approves the enterprise risk inventory, certain country and industry threshold increases, and scenario design outlines for more severe group-wide stress tests as well as reverse stress tests. It reviews group-wide stress test results in accordance with risk appetite, reviews the risk outlook, emerging risks and topics with enterprise-wide risk implications.
  d. The Product Governance Committee has the mandate to ensure that there is appropriate oversight, governance and coordination of Product Governance in the Group by establishing a cross-risk and holistic perspective of key financial and non-financial risks associated with products and transactions throughout the lifecycle.
  –   The Financial Resource Management Council (FRMC) is an ad-hoc governance body, chaired by the Chief Financial Officer and Chief Risk Officer with delegated authority from the Management Board, to oversee financial crisis management at the bank. The FRMC provides a single forum to oversee execution of both the Contingency Funding Plan and the Group Recovery Plan. The council recommends upon mitigating actions to be taken in a time of anticipated or actual capital or liquidity stress. Specifically, the FRMC is tasked with analyzing the bank’s capital and liquidity position, in anticipation of a stress scenario recommending proposals for capital and liquidity related matters, and ensure execution of decisions.
  –   The Group Asset & Liability Committee has been established by the Management Board. Its mandate is to optimize the sourcing and deployment of the bank’s balance sheet and financial resources within the overarching risk appetite set by the Management Board.

Our Chief Risk Officer (CRO), who is a member of the Management Board, has Group-wide, supra-divisional responsibility for establishing a risk management framework with appropriate identification, measurement, monitoring, mitigation and reporting of liquidity, credit, market, business and non-financial risks (including reputational, IT, legal, conduct, compliance as well as regulatory risks), however frameworks for certain risks are established by other divisions as per the business allocation plan.

The CRO has direct management responsibility for the CRO function. Risk management & control duties in the CRO function are generally assigned to specialized risk management units focusing on the management of

  –   Specific risk types
  –   Risks within a specific business
  –   Risks in a specific region.

These specialized risk management units generally handle the following core tasks:

  –   Foster consistency with the risk appetite set by the GRC within a framework established by the Management Board and applied to Business Divisions;
  –   Determine and implement risk and capital management policies, procedures and methodologies that are appropriate to the businesses within each division;
  –   Establish and approve risk limits;
  –   Conduct periodic portfolio reviews to keep the portfolio of risks within acceptable parameters; and
  –   Develop and implement risk and capital management infrastructures and systems that are appropriate for each division.

Chief Risk Officers for each business division, having a holistic view of the respective business, challenge and influence the divisions’ strategies, risk awareness and ownership as well as their adherence to risk appetite.

The Enterprise Risk Management (ERM) function sets a bank-wide risk management framework seeking to ensure that all risks at the Group and Divisional level are identified, owned and assessed for materiality. ERM is also responsible for aggregating and analyzing enterprise-wide risk information and concentrations, including review of the risk/return profiles of portfolios to support informed strategic decision-making regarding the effective application of the Bank’s resources. ERM has the mandate to:

  –   Manage enterprise risk appetite at Group level, including the framework and methodology as to how appetite is applied across risk types, divisions, businesses and legal entities;
  –   Integrate and aggregate risks to provide greater enterprise risk transparency to support decision making;
  –   Commission forward-looking stress tests and manage Group recovery plans; and
  –   Govern and improve the effectiveness of the risk management framework.

Compliance protects the Bank’s licenses to operate by establishing a framework to promote and enforce adherence with rules and regulations. They provide an independent and objective assurance to the Management Board on the adequacy of the design and effectiveness of the Compliance Risk control framework for the areas for which they have been allocated responsibility.

Anti-Financial-Crime (AFC) sets the framework to prevent money laundering, countering terrorist financing and other criminal activities (including but not limited to fraud, and bribery and corruption activities) and to ensure compliance with financial and trade sanctions.

The functions described above have a reporting line to the CRO.

While operating independently from each other and the business divisions, our Finance and Risk functions have the joint responsibility to quantify and verify the risk that we assume.